Deferred Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Deferred Taxation

		UNITED STATES DOLLAR
		2019	2018
23.	DEFERRED TAXATION

The detailed components of the net deferred taxation liability which results from the differences between the carrying amounts of assets and liabilities recognised for financial reporting and taxation purposes in different accounting periods are:

	Liabilities
	- Mining assets	908.3	835.7
	- Right-of-use assets	101.5	—
	- Investment in environmental trust funds	3.7	3.2
	- Inventories	13.3	11.3
	- Unremitted earnings	13.3	9.3
	- Other	13.0	5.2

	Liabilities	1,053.1	864.7

	Assets
	- Provisions	(117.4)	(95.8)
	- Tax losses 1	(120.6)	(98.4)
	- Unredeemed capital expenditure 1	(505.7)	(475.9)
	- Lease liabilities (2018: Finance lease liabilities)	(103.0)	(2.0)
	- Unrealised loss on financial instruments	(38.3)	(6.8)
	- Other	—	(0.4)

	Assets	(885.0)	(679.3)

	Net deferred taxation liabilities	168.1	185.4

	Included in the statement of financial position as follows:

	Deferred taxation assets	(265.5)	(269.5)
	Deferred taxation liabilities	433.6	454.9

	Net deferred taxation liabilities	168.1	185.4

	Balance at beginning of the year	185.4	381.9
	Recognised in profit or loss	(15.0)	(211.6)
	Recognised in OCI	8.4	(4.0)
	Translation adjustment	(10.7)	19.1

	Balance at end of the year	168.1	185.4

1
Tax losses and unredeemed capital expenditure have been recognised, as disclosed in note 9, to the extent that the tax paying entities will have taxable profits in the forseeable future (per the life-of-mine
models of the respective operations) in order to utilise the unused tax losses and unredeemed capital expenditure before they expire. This was particularly assessed with reference to the South Deep and Damang life-of-mine
models.